Presentation of Consolidated Financial Statements and Nature of Operations	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Presentation of Consolidated Financial Statements and Nature of Operations
1	Presentation of consolidated financial statements and nature of operations
The operations of Akumin Inc. (Akumin or the Company) and its Subsidiaries (defined below) primarily consist of operating outpatient diagnostic imaging centres located in Delaware, Florida, Georgia, Illinois, Kansas, Pennsylvania and Texas. Substantially all of the centres operated by Akumin were obtained through acquisition. Related to its imaging centre operations, Akumin also operates a medical equipment business, SyncMed, LLC (SyncMed), which provides maintenance services to Akumin’s imaging centres in Illinois, Kansas and Texas and a billing and revenue cycle management business, as a division of Akumin’s wholly owned indirect subsidiary, Akumin Corp., which was previously operated by a subsidiary, Rev Flo Inc., which was merged into Akumin Corp. on December 31, 2018.
The services offered by the Company (through the Subsidiaries) include magnetic resonance imaging (MRI), computed tomography (CT), positron emission tomography (PET), nuclear medicine, mammography, ultrasound, digital radiography
(X-ray),
fluoroscopy and other related procedures.
The Company has a diverse mix of payers, including private, managed care, capitated and government payers.
The registered and Canadian head office of Akumin is located at 151 Bloor Street West, Suite 603, Toronto, Ontario, M5S 1S4. The United States head office is located at 8300 W. Sunrise Boulevard, Plantation, Florida, 33322. All operating activities are conducted through its wholly owned US subsidiary, Akumin Holdings Corp. and its wholly owned subsidiary, Akumin Corp. Akumin Corp. operates its business directly and through its key wholly owned direct and indirect subsidiaries, which include Akumin Florida Holdings, LLC, formerly known as
Tri-State
Imaging FL Holdings, LLC (FL Holdings), Akumin Imaging Texas, LLC, formerly known as Preferred Medical Imaging, LLC (PMI), SyncMed, Akumin FL, LLC (Akumin FL), Advanced Diagnostics Group, LLC (ADG), TIC Acquisition Holdings, LLC (TIC) and Akumin Health Illinois, LLC (Akumin IL) (collectively, the Subsidiaries), as well as through Delaware Open MRI Radiology Associates, LLC, Elite Imaging, LLC, Elite Radiology of Georgia, LLC, Jeanes Radiology Associates, LLC, Lebanon Diagnostic Imaging, LLC, Rittenhouse Imaging Center, LLC, Rose Radiology Centers, LLC and Wilkes-Barre Imaging, LLC (collectively, the Revenue Practices), all of which are located in the United States.